SUBSEQUENT EVENTS (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended	5 Months Ended
	Dec. 31, 2019	Mar. 31, 2020	Apr. 28, 2020
SUBSEQUENT EVENTS
Number of shares repurchased	609,516
Total cost of share repurchases	$ 11,845
Subsequent event
SUBSEQUENT EVENTS
Number of shares repurchased		381,330
Total cost of share repurchases		$ 5,963
Subsequent event | Share repurchase plan
SUBSEQUENT EVENTS
Number of shares repurchased			990,846